ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 8,973,952	$ 8,950,411	$ 6,588,483
Intangible assets	18,525,051	16,076,566
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	5,998,291	5,783,234	$ 5,663,743
Colombia
Disclosure of operating segments [line items]
Intangible assets	11,617,710	10,299,669
Colombia | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	4,347,718	4,441,733
Panama
Disclosure of operating segments [line items]
Intangible assets	5,596,211	4,005,751
Panama | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	475,048	210,348
Costa Rica
Disclosure of operating segments [line items]
Intangible assets	104,044	101,324
Costa Rica | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	388,914	403,107
Guatemala
Disclosure of operating segments [line items]
Intangible assets	18,569	17,981
Guatemala | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	155,646	139,793
Other countries
Disclosure of operating segments [line items]
Intangible assets	1,188,517	1,651,841
Other countries | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Property plant and equipment, net	$ 630,965	$ 588,253